Note 14 - Employee Benefits - Stock Options Outstanding by Grant Date (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding, shares (in shares)	29,324	31,949	46,451
Outstanding, weighted average exercise price (in dollars per share)	$ 23.67	$ 25.03	$ 27.90
Exercisable, December 31 (in shares)	29,324	31,949
Exercisable, December 31 (in dollars per share)	$ 23.67	$ 25.03
Exercise Price Range 1 [Member]
Exercise price (in dollars per share)	$ 37.48
Outstanding, shares (in shares)	1,337
Outstanding, contractual average life (Year)	131 days
Outstanding, weighted average exercise price (in dollars per share)	$ 37.48
Exercisable, December 31 (in shares)	1,337
Exercisable, December 31 (in dollars per share)	$ 37.48
Exercise Price Range 2 [Member]
Exercise price (in dollars per share)	$ 37
Outstanding, shares (in shares)	1,950
Outstanding, contractual average life (Year)	339 days
Outstanding, weighted average exercise price (in dollars per share)	$ 37
Exercisable, December 31 (in shares)	1,950
Exercisable, December 31 (in dollars per share)	$ 37
Exercise Price Range 3 [Member]
Exercise price (in dollars per share)	$ 36.25
Outstanding, shares (in shares)	1,337
Outstanding, contractual average life (Year)	1 year
Outstanding, weighted average exercise price (in dollars per share)	$ 36.25
Exercisable, December 31 (in shares)	1,337
Exercisable, December 31 (in dollars per share)	$ 36.25
Exercise Price Range 4 [Member]
Exercise price (in dollars per share)	$ 23
Outstanding, shares (in shares)	16,500
Outstanding, contractual average life (Year)	1 year 310 days
Outstanding, weighted average exercise price (in dollars per share)	$ 23
Exercisable, December 31 (in shares)	16,500
Exercisable, December 31 (in dollars per share)	$ 23
Exercise Price Range 5 [Member]
Exercise price (in dollars per share)	$ 17.55
Outstanding, shares (in shares)	8,200
Outstanding, contractual average life (Year)	4 years 127 days
Outstanding, weighted average exercise price (in dollars per share)	$ 17.55
Exercisable, December 31 (in shares)	8,200
Exercisable, December 31 (in dollars per share)	$ 17.55